INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
INTANGIBLE ASSETS
Balance at the beginning of the period	$ 15,198
Acquisition	4,575
Amortization	(2,208)	(846)
Foreign currency translation adjustments	(19)
Balance at the end of the period	17,546
Gross carrying amount	23,075		18,500
Accumulated amortization	5,529		3,302
Intangible assets
Weighted-average amortization period	3 years 7 months 28 days
Expected amortization expense
Remainder of fiscal 2012	2,115
2013	3,475
2014	2,716
2015	1,789
2016	684
Thereafter	79
Contract backlog
INTANGIBLE ASSETS
Balance at the beginning of the period	790
Acquisition	557
Amortization	(642)
Foreign currency translation adjustments	(4)
Balance at the end of the period	701
Gross carrying amount	2,230		1,673
Accumulated amortization	1,529		883
Intangible assets
Weighted-average amortization period	2 months 19 days
Customer base and customer relationship
INTANGIBLE ASSETS
Balance at the beginning of the period	8,964
Acquisition	1,382
Amortization	(1,409)
Foreign currency translation adjustments	(11)
Balance at the end of the period	8,926
Gross carrying amount	12,572		11,190
Accumulated amortization	3,646		2,226
Intangible assets
Weighted-average amortization period	2 years 6 months 14 days
Trade name
INTANGIBLE ASSETS
Balance at the beginning of the period	2,073
Acquisition	2,149
Amortization	(84)
Foreign currency translation adjustments	(2)
Balance at the end of the period	4,136
Gross carrying amount	4,384		2,235
Accumulated amortization	248		162
Trademark
INTANGIBLE ASSETS
Balance at the beginning of the period	3,026
Amortization	(12)
Balance at the end of the period	3,014
Gross carrying amount	3,043		3,043
Accumulated amortization	29		17
Non-compete clause
INTANGIBLE ASSETS
Balance at the beginning of the period	345
Acquisition	487
Amortization	(61)
Foreign currency translation adjustments	(2)
Balance at the end of the period	769
Gross carrying amount	846		359
Accumulated amortization	$ 77		$ 14
Intangible assets
Weighted-average amortization period	10 months 24 days